UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
April 30, 2023
Institutional Emerging Markets
Equity Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended April 30, 2023, as inflation, though still high, moderated and central bank rate hikes appeared to be
nearing an end. The rebound in most sectors from the steep
losses incurred earlier in 2022 was also aided by some better-
than-expected economic news, although concerns about a
possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by
falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and
emerging markets stocks were boosted by strong gains in Asia, which were supported by China’s decision at the end of 2022
to lift most of its pandemic-related restrictions. Returns to
U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and
information technology sectors had, by far, the strongest
returns. On the other hand, the energy sector finished in
negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the
latest available in our reporting period) showed a headline
inflation rate of 5.0% on a 12-month basis, the lowest level since May 2021 and the ninth consecutive month in which the
annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in
October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be
ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate-
and longer-term yields declined as investors predicted that
the central bank would eventually have to cut rates sooner
than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.
As we look ahead, prominent bank failures in the U.S. and
Europe in March and April have complicated an already
uncertain market backdrop. U.S. corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs
market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will
continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission adopted new rules
in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change
will require a much more concise summary of performance
rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was
right to discontinue the optional six-month semiannual fund
letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/22 4/30/23
Information Technology 20.2% 21.9%
Consumer Discretionary 15.6  21.4
Financials 23.8  15.7
Consumer Staples 11.8  15.4
Industrials and Business Services 7.8  6.9
Communication Services 5.8  6.5
Materials 3.7  4.8
Real Estate 2.0  2.9
Energy 1.9  1.6
Health Care 0.5  0.4
Utilities 0.6  0.0
Other and Reserves 6.3  2.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.
TWENTY-FIVE LARGEST HOLDINGS
Company Country
Percent of
Net Assets
4/30/23
Taiwan Semiconductor
Manufacturing Taiwan 8.6%
Tencent Holdings China 5.5
Yum China Holdings China 4.8
Samsung Electronics South Korea 4.3
Alibaba Group Holding China 3.0
Zhongsheng Group Holdings China 2.7
Budweiser Brewing APAC Hong Kong 2.1
Kotak Mahindra Bank India 2.0
Localiza Rent a Car Brazil 2.0
China Overseas Land &
Investment China 1.9
Wal-Mart de Mexico Mexico 1.8
Raia Drogasil Brazil 1.7
LG Chem South Korea 1.7
Li Ning China 1.7
Reliance Industries India 1.6
Voltas India 1.5
ASML Holding Netherlands 1.5
B3 Brazil 1.5
CP ALL Thailand 1.4
Meituan China 1.4
Infosys India 1.3
Yifeng Pharmacy Chain China 1.3
Nahdi Medical Saudi Arabia 1.3
Las Vegas Sands United States 1.3
Songcheng Performance
Development China 1.3
Total 59.2%
Note: The information shown does not reflect any exchange-traded funds
(ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Beginning
Account
Value
11/1/22
Ending
Account
Value
4/30/23
Expenses
Paid During
Period*
11/1/22 to
4/30/23
Actual $1,000.00 $1,170.00 $5.38
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,019.84   5.01
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (1.00%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
N
. 6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 29.09 $ 46.74 $ 42.81 $ 39.94 $ 34.25 $ 39.48
Investment activities
Net investment income
(1)(2)
0.14 0.26 0.37 0.23 0.59 0.30
Net realized and unrealized gain/
loss 4.79 (16.58) 3.84 3.25 5.49 (5.31)
Total from investment activities 4.93 (16.32) 4.21 3.48 6.08 (5.01)
Distributions
Net investment income (0.25) (0.33) (0.22) (0.61) (0.30) (0.22)
Net realized gain (0.98) (1.00) (0.06) – (0.09) –
Total distributions (1.23) (1.33) (0.28) (0.61) (0.39) (0.22)
NET ASSET VALUE
End of period $ 32.79 $ 29.09 $ 46.74 $ 42.81 $ 39.94 $ 34.25
Ratios/Supplemental Data
Total return
(2)(3)
17.00% (35.83)% 9.79% 8.73% 17.97% (12.77)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.06%
(4)
1.06% 1.10% 1.10% 1.10% 1.10%
Net expenses after waivers/
payments by Price Associates 1.00%
(4)
1.06% 1.10% 1.10% 1.10% 1.10%
Net investment income 0.88%
(4)
0.67% 0.74% 0.57% 1.55% 0.75%
Portfolio turnover rate 22.5% 45.6% 30.0% 20.2% 20.9% 14.0%
Net assets, end of period (in millions) $ 877 $ 876 $ 1,960 $ 1,823 $ 1,810 $ 1,726
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Emerging Markets Equity Fund
April 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Common Stocks 0.8%
Globant (USD)  (1) 5,800 910
MercadoLibre (USD)  (1) 4,733 6,046
Total Argentina (Cost
$5,467
)
6,956
BRAZIL 6.2%
Common Stocks 6.2%
B3  5,724,438 13,371
Klabin  426,912 1,634
Localiza Rent a Car  1,518,964 17,651
Localiza Rent a Car, Right,
5/26/23  (1) 6,409 22
Raia Drogasil  2,884,597 15,198
WEG  765,410 6,287
Total Brazil (Cost
$43,528
)
54,163
CHILE 0.6%
Common Stocks 0.6%
Banco Santander Chile, ADR (USD)  278,837 5,340
Total Chile (Cost
$4,193
)
5,340
CHINA 35.8%
Common Stocks 24.9%
Alibaba Group Holding (HKD)  (1) 918,824 9,715
Alibaba Group Holding, ADR
(USD)  (1) 194,812 16,499
China Overseas Land & Investment
(HKD)  6,684,000 16,951
China Resources Mixc Lifestyle
Services (HKD)  1,024,800 5,433
JD.com, Class A (HKD)  288,359 5,146
KE Holdings, ADR (USD)  (1) 174,991 2,746
Li Auto, ADR (USD)  (1) 196,691 4,622
Li Auto, Class A (HKD)  (1) 17,800 211
Li Ning (HKD)  2,023,000 14,468
Meituan, Class B (HKD)  (1) 712,750 12,181
Nongfu Spring, Class H (HKD)  868,800 4,714
PDD Holdings, ADR (USD)  (1) 79,283 5,403
Silergy (TWD)  302,000 4,767
Sunny Optical Technology Group
(HKD)  199,100 2,104
Tencent Holdings (HKD)  1,077,600 47,863
Yum China Holdings (HKD)  50,000 3,060
Yum China Holdings (USD)  632,721 38,710
Zhongsheng Group Holdings (HKD)  5,547,000 23,694
218,287
Common Stocks - China A
Shares 10.9%
Centre Testing International Group,
A Shares  (2) 1,348,200 3,753
Chacha Food, A Shares (CNH)  894,600 5,597
Shares $ Value
(Cost and value in $000s)
Chacha Food, A Shares  (2) 296,300 1,855
Foshan Haitian Flavouring & Food, A
Shares (CNH)  597,200 6,096
Fuyao Glass Industry Group, A
Shares (CNH)  2,161,700 10,603
Glodon, A Shares (CNH)  135,500 1,135
Glodon, A Shares  (2) 657,100 5,509
Hongfa Technology, A Shares (CNH)  845,700 3,823
Hundsun Technologies, A Shares
(CNH)  1,433,270 10,244
Kweichow Moutai, A Shares (CNH)  18,400 4,681
Shenzhen Inovance Technology, A
Shares (CNH)  753,200 6,727
Songcheng Performance
Development, A Shares (CNH)  1,572,300 3,311
Songcheng Performance
Development, A Shares  (2) 3,834,553 8,079
Xiamen Faratronic, A Shares (CNH)  99,700 1,920
Yifeng Pharmacy Chain, A Shares
(CNH)  1,608,240 11,580
Zhejiang Sanhua Intelligent
Controls, A Shares (CNH)  1,576,200 5,318
ZWSOFT Guangzhou, A Shares  (2) 180,809 5,117
95,348
Total China (Cost
$311,821
)
313,635
HONG KONG 3.3%
Common Stocks 3.3%
AIA Group  965,800 10,515
Budweiser Brewing APAC  6,281,400 18,148
Total Hong Kong (Cost
$20,475
)
28,663
HUNGARY 0.9%
Common Stocks 0.9%
OTP Bank  250,589 7,636
Total Hungary (Cost
$8,822
)
7,636
INDIA 11.7%
Common Stocks 11.7%
Asian Paints  148,383 5,265
Axis Bank  615,628 6,498
HDFC Asset Management  136,143 2,949
HDFC Bank  550,467 11,378
HDFC Life Insurance  1,104,673 7,181
Hindustan Unilever  169,578 5,106
Infosys  752,571 11,613
Kotak Mahindra Bank  753,329 17,883
Maruti Suzuki India  49,893 5,265
Reliance Industries  464,813 13,800
Tata Consultancy Services  66,271 2,617
Voltas  1,376,540 13,470
Total India (Cost
$95,873
)
103,025

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 1.4%
Common Stocks 1.4%
Bank Central Asia  15,545,000 9,620
Sumber Alfaria Trijaya  12,308,400 2,434
Total Indonesia (Cost
$5,803
)
12,054
MEXICO 3.1%
Common Stocks 3.1%
Becle  466,164 1,079
Gruma, Class B  13,402 210
Grupo Financiero Banorte, Class O  375,554 3,255
Grupo Mexico, Series B  1,408,430 6,888
Wal-Mart de Mexico  3,880,592 15,642
Total Mexico (Cost
$20,244
)
27,074
NETHERLANDS 2.1%
Common Stocks 2.1%
ASML Holding  21,177 13,439
Prosus  62,052 4,644
Total Netherlands (Cost
$16,102
)
18,083
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  29,927 4,055
Total Peru (Cost
$4,338
)
4,055
PHILIPPINES 2.3%
Common Stocks 2.3%
BDO Unibank  2,844,122 7,414
Jollibee Foods  1,110,940 4,518
SM Investments  226,437 3,669
Universal Robina  1,781,580 4,741
Total Philippines (Cost
$15,780
)
20,342
PORTUGAL 0.3%
Common Stocks 0.3%
Jeronimo Martins  101,127 2,552
Total Portugal (Cost
$2,165
)
2,552
QATAR 0.7%
Common Stocks 0.7%
Qatar National Bank  1,546,028 6,546
Total Qatar (Cost
$8,068
)
6,546
Shares $ Value
(Cost and value in $000s)
RUSSIA 0.3%
Common Stocks 0.3%
Moscow Exchange  (1)(3) 1,397,220 —
Ozon Holdings, ADR (USD)  (1)(3) 37,026 259
X5 Retail Group, GDR (USD)  (1)(3) 393,120 2,614
Yandex, Class A (USD)  (1)(3) 212,483 —
Total Russia (Cost
$23,177
)
2,873
SAUDI ARABIA 3.0%
Common Stocks 3.0%
Al Rajhi Bank  223,233 4,608
Arabian Internet & Communications
Services  70,225 5,257
Nahdi Medical  240,160 11,540
Saudi Basic Industries  206,249 5,103
Total Saudi Arabia (Cost
$24,177
)
26,508
SINGAPORE 0.6%
Common Stocks 0.6%
Sea, ADR (USD)  (1) 71,866 5,474
Total Singapore (Cost
$6,323
)
5,474
SOUTH AFRICA 1.8%
Common Stocks 1.8%
Capitec Bank Holdings  82,200 7,165
Clicks Group  612,119 8,938
Total South Africa (Cost
$14,610
)
16,103
SOUTH KOREA 7.6%
Common Stocks 7.6%
LG Chem  26,755 14,862
NAVER  24,270 3,516
POSCO Holdings  21,272 6,020
Samsung Electronics  763,072 37,546
SK Hynix  72,459 4,876
Total South Korea (Cost
$31,308
)
66,820
TAIWAN 10.6%
Common Stocks 10.6%
Chailease Holding  1,030,000 7,502
MediaTek  211,000 4,588
Taiwan Semiconductor
Manufacturing  4,601,219 75,348
Vanguard International
Semiconductor  1,926,000 5,458
Total Taiwan (Cost
$34,090
)
92,896

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 2.0%
Common Stocks 2.0%
Bumrungrad Hospital  440,900 3,073
CP ALL  6,562,200 12,510
Siam Cement  246,000 2,262
Total Thailand (Cost
$14,553
)
17,845
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
First Abu Dhabi Bank  1,214,986 4,698
Total United Arab Emirates (Cost
$3,334
)
4,698
UNITED STATES 1.3%
Common Stocks 1.3%
Las Vegas Sands  (1) 180,191 11,505
Total United States (Cost
$9,951
)
11,505
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve
Fund, 4.83%  (4)(5) 18,269,675 18,270
Total Short-Term Investments
(Cost $18,270) 18,270
Total Investments in Securities
99.5% of Net Assets
(Cost $742,472) $ 873,116
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . China A shares held through the QFII are subject to certain restrictions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.83% $ —# $ — $ 361+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
T. Rowe Price Government Reserve Fund, 4.83% $ 42,565  ¤   ¤ $ 18,270^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $361 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $18,270.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $742,472) $ 873,116
Receivable for investment securities sold 4,037
Foreign currency (cost $1,950) 1,916
Dividends receivable 780
Receivable for shares sold 15
Other assets 197
Total assets 880,061
Liabilities
Payable for investment securities purchased 1,317
Investment management and administrative fees payable 857
Payable for shares redeemed 777
Total liabilities 2,951
NET ASSETS $ 877,110
Net Assets Consist of:
Total distributable earnings (loss) $ 120,233
Paid-in capital applicable to 26,749,788 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 756,877
NET ASSETS $ 877,110
NET ASSET VALUE PER SHARE $ 32.79

T. ROWE PRICE Institutional Emerging Markets Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $790) $ 5,265
Other, non cash 3,430
Total income 8,695
Expenses
Investment management and administrative expense 4,618
Miscellaneous 6
Total expenses 4,624
Net investment income 4,071
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $747) 20,094
Foreign currency transactions 244
Net realized gain 20,338
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(389)) 125,784
Other assets and liabilities denominated in foreign currencies 29
Change in net unrealized gain / loss 125,813
Net realized and unrealized gain / loss 146,151
INCREASE IN NET ASSETS FROM OPERATIONS
$ 150,222

T. ROWE PRICE Institutional Emerging Markets Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,071 $ 9,401
Net realized gain 20,338 16,430
Change in net unrealized gain / loss 125,813 (621,459)
Increase (decrease) in net assets from operations 150,222 (595,628)
Distributions to shareholders
Net earnings (35,162) (56,012)
Capital share transactions
*
Shares sold 41,013 176,882
Distributions reinvested 30,024 47,105
Shares redeemed (185,002) (656,184)
Decrease in net assets from capital share transactions (113,965) (432,197)
Net Assets
Increase (decrease) during period 1,095 (1,083,837)
Beginning of period 876,015 1,959,852
End of period $ 877,110 $ 876,015
*Share information (000s)
Shares sold 1,251 4,610
Distributions reinvested 923 1,102
Shares redeemed (5,541) (17,525)
Decrease in shares outstanding (3,367) (11,813)

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Emerging Markets Equity Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located
(or with primary operations) in emerging markets.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly

T. ROWE PRICE Institutional Emerging Markets Equity Fund

transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai Stock
Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating T. Rowe Price-
sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock
Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax in China related to its A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 101,310 $ 750,663 $ 2,873 $ 854,846
Short-Term Investments 18,270 — — 18,270
Total $ 119,580 $ 750,663 $ 2,873 $ 873,116

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $201,158,000 and $313,729,000, respectively, for the six months ended April 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $770,925,000. Net unrealized gain aggregated $102,144,000 at period-end, of which $206,735,000 related to appreciated investments and $104,591,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 1.00% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require,

T. ROWE PRICE Institutional Emerging Markets Equity Fund

among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended April 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended April 30,
2023, the fund incurred $6,000 in interest expense related to outstanding borrowings on four days in the average amount of $10,150,000 and at an average annual rate of 5.41%. At April 30, 2023, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional Emerging Markets Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement
(Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Singapore Private Ltd. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. The Board noted that the Adviser had also entered into an investment subadvisory agreement with T. Rowe Price International Ltd on behalf of the fund. However, that agreement was being terminated effective
April 1, 2023, and continuation of that agreement was not being sought at the Meeting. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by
independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board noted that, as of December 31, 2022, the fund lagged its benchmark for certain performance periods, and the fund’s total returns ranked in the fourth quartile for certain periods when compared with performance peer groups selected by third-party data providers. The Adviser provided the
Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group), the fund’s actual management fee rate ranked in the fourth quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Institutional Emerging Markets Equity Fund

proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and
Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E146-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023